Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading revenues
Trading revenues	SFr 1,317	SFr 313	SFr 1,340
Interest rate products
Trading revenues
Trading revenues	3,228	6,231	2,965
Foreign exchange products
Trading revenues
Trading revenues	1,989	(2,529)	(1,121)
Equity/index-related products
Trading revenues
Trading revenues	(2,888)	(1,796)	(259)
Credit products
Trading revenues
Trading revenues	(1,096)	(2,124)	1
Commodity, emission and energy products
Trading revenues
Trading revenues	86	177	(46)
Other trading securities
Trading revenues
Trading revenues	(2)	354	(200)
Bank
Trading revenues
Trading revenues	1,300	371	1,309
Bank | Interest rate products
Trading revenues
Trading revenues	3,218	7,163	2,953
Bank | Foreign exchange products
Trading revenues
Trading revenues	1,991	(3,461)	(1,124)
Bank | Equity/index-related products
Trading revenues
Trading revenues	(2,895)	(1,738)	(275)
Bank | Credit products
Trading revenues
Trading revenues	(1,096)	(2,124)	1
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	86	177	(46)
Bank | Other trading securities
Trading revenues
Trading revenues	SFr (4)	SFr 354	SFr (200)